UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

Name of Fund:   BlackRock Bond Allocation Target Shares

      Series C Portfolio

      Series M Portfolio

      Series S Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Bond Allocation Target Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2013

Date of reporting period: 12/31/2012

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2012 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value

Capital Markets – 0.2%
State Street Capital Trust IV, 1.31%, 6/01/77 (a)	$1,075	$836,109

Commercial Banks – 0.0%
Wachovia Capital Trust III, 5.57% (a)(b)	225	223,875

Consumer Finance – 0.4%
Capital One Capital V, 10.25%, 8/15/39	1,400	1,400,000

Diversified Financial Services – 0.6%
JPMorgan Chase & Co., 7.90% (a)(b)	1,500	1,699,515
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(c)	500	533,125

		2,232,640

Insurance – 1.2%
American International Group, Inc., 8.18%, 5/15/68 (a)	190	247,475
Lincoln National Corp., 7.00%, 5/17/66 (a)	875	894,687
MetLife, Inc., 6.40%, 12/15/66	900	962,303
New York Life Insurance Co., 6.75%, 11/15/39 (c)	600	829,929
Pacific Life Insurance Co., 9.25%, 6/15/39 (c)	605	846,033
Prudential Financial, Inc., 8.88%, 6/15/38 (a)	850	1,032,750

		4,813,177

Total Capital Trusts – 2.4%		9,505,801

Corporate Bonds

Aerospace & Defense – 1.3%
Lockheed Martin Corp., 4.07%, 12/15/42 (c)	393	386,230
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,406,598
United Technologies Corp.:
1.80%, 6/01/17	820	844,074
6.05%, 6/01/36	450	592,315
4.50%, 6/01/42	1,665	1,850,083

		5,079,300

Air Freight & Logistics – 0.3%
Federal Express Corp. 2012 Pass-Through Trust, 2.63%, 1/15/18 (c)	1,154	1,164,594

Airlines – 0.1%
U.S. Airways Pass-Through Trust, Series 2012-1, Class A, 5.90%, 10/01/24	450	489,375

Automobiles – 0.8%
Daimler Finance North America LLC, 2.30%, 1/09/15 (c)	800	819,239
Ford Motor Co., 7.45%, 7/16/31	1,144	1,452,880
Volkswagen International Finance NV, 1.63%, 3/22/15 (c)	850	861,594

		3,133,713

Corporate Bonds	Par (000)	Value

Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/17	$1,350	$1,364,215
2.50%, 7/15/22	1,100	1,106,886
SABMiller Holdings, Inc., 1.85%, 1/15/15 (c)	1,300	1,325,593

		3,796,694

Biotechnology – 1.2%
Amgen, Inc.:
1.88%, 11/15/14 (d)	1,975	2,019,773
2.30%, 6/15/16	550	571,805
5.38%, 5/15/43	1,765	2,080,984

		4,672,562

Capital Markets – 4.0%
Ameriprise Financial, Inc., 5.30%, 3/15/20	325	384,703
Credit Suisse AG/Guernsey, 1.63%, 3/06/15 (c)	370	376,884
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	3,525	3,648,417
6.25%, 9/01/17	635	749,057
6.15%, 4/01/18	875	1,027,922
5.75%, 1/24/22	1,840	2,175,270
6.25%, 2/01/41	725	889,518
Morgan Stanley:
0.82%, 10/15/15 (a)	2,050	1,986,380
6.25%, 8/28/17	885	1,012,929
7.30%, 5/13/19	1,625	1,974,733
5.63%, 9/23/19	265	299,710
UBS AG, 2.25%, 1/28/14	1,126	1,142,259

		15,667,782

Chemicals – 0.8%
The Dow Chemical Co., 5.25%, 11/15/41	575	641,302
Eastman Chemical Co., 2.40%, 6/01/17	1,995	2,061,320
Ecolab, Inc.:
2.38%, 12/08/14	265	273,543
5.50%, 12/08/41	250	298,261

		3,274,426

Commercial Banks – 6.6%
Associated Banc-Corp., 5.13%, 3/28/16	1,490	1,635,588
Barclays Bank Plc, 5.14%, 10/14/20	1,500	1,566,738
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	425	435,214
HSBC Bank USA, N.A., 4.63%, 4/01/14 (d)	5,500	5,745,811
HSBC Holdings Plc, 6.80%, 6/01/38	1,505	1,924,692
ING Bank NV:
2.38%, 6/09/14 (c)	850	861,097
3.00%, 9/01/15 (c)	1,625	1,680,084
Nordea Bank AB, 2.13%, 1/14/14 (c)	1,100	1,110,524
Regions Financial Corp., 5.75%, 6/15/15	550	594,687
Royal Bank of Scotland Group Plc, 5.00%, 11/12/13	3,000	3,052,341

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	GO LIBOR	General Obligation Bonds London Interbank Offered Rate	RB TBA	Revenue Bonds To-Be-Announced

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012
1

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Commercial Banks (concluded)
Wells Fargo & Co.:
4.38%, 1/31/13	$5,015	$5,029,905
3.68%, 6/15/16 (e)	300	324,331
3.50%, 3/08/22	1,500	1,599,978

		25,560,990

Commercial Services & Supplies – 1.0%
The ADT Corp.:
2.25%, 7/15/17 (c)	400	396,823
3.50%, 7/15/22 (c)	1,850	1,799,295
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)	1,575	1,628,077

		3,824,195

Communications Equipment – 0.2%
Brocade Communications Systems, Inc., 6.88%, 1/15/20	725	781,187

Computers & Peripherals – 0.2%
Hewlett-Packard Co., 2.63%, 12/09/14	545	551,414

Consumer Finance – 2.1%
American Express Credit Corp., 1.75%, 6/12/15	950	969,897
Capital One Financial Corp.:
2.13%, 7/15/14	2,350	2,392,255
2.15%, 3/23/15	550	561,408
1.00%, 11/06/15	475	473,395
Discover Financial Services, 3.85%, 11/21/22 (c)	650	670,718
SLM Corp.:
5.00%, 10/01/13	1,075	1,100,531
0.62%, 1/27/14 (a)	500	495,306
5.38%, 5/15/14	1,550	1,620,547

		8,284,057

Diversified Financial Services – 11.7%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20	1,000	1,032,061
Bank of America Corp.:
6.50%, 8/01/16	3,330	3,845,347
5.63%, 10/14/16	325	367,478
5.75%, 12/01/17	1,755	2,045,619
5.70%, 1/24/22	795	956,026
BP Capital Markets Plc, 3.13%, 10/01/15	2,875	3,051,951
Citigroup, Inc.:
5.50%, 10/15/14	4,050	4,345,006
4.75%, 5/19/15	785	846,258
5.30%, 1/07/16	768	849,631
4.45%, 1/10/17	1,675	1,855,565
6.00%, 10/31/33	100	107,779
6.13%, 8/25/36	100	108,988
CME Group Index Services LLC, 4.40%, 3/15/18 (c)	1,700	1,932,375
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	2,350	2,398,339
8.13%, 1/15/20	1,400	1,793,928
General Electric Capital Corp.:
2.80%, 1/08/13 (d)	2,100	2,100,594
2.15%, 1/09/15 (d)	1,000	1,027,135
6.75%, 3/15/32 (d)	1,075	1,396,139
6.15%, 8/07/37 (d)	715	888,885
HSBC Finance Corp., 6.68%, 1/15/21	1,100	1,305,008

Corporate Bonds	Par (000)	Value

Diversified Financial Services (concluded)
Iberdrola Finance Ireland Ltd., 3.80%, 9/11/14 (c)	$750	$770,353
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75%, 1/15/16	575	595,844
8.00%, 1/15/18	250	268,438
JPMorgan Chase & Co.:
6.00%, 1/15/18	2,150	2,573,952
6.30%, 4/23/19	1,035	1,276,944
3.25%, 9/23/22	5,115	5,267,330
Merrill Lynch & Co., Inc.:
6.05%, 5/16/16	1,350	1,486,157
7.75%, 5/14/38	500	650,850
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (c)	612	637,528

		45,781,508

Diversified Telecommunication Services – 3.8%
AT&T Inc.:
6.50%, 9/01/37	877	1,147,007
4.30%, 12/15/42 (c)	14	14,061
British Telecommunications Plc, 1.43%, 12/20/13 (a)	1,075	1,083,910
Deutsche Telekom International Finance BV, 3.13%, 4/11/16 (c)	950	1,004,853
Qwest Corp., 7.50%, 10/01/14	1,075	1,176,577
Telecom Italia Capital SA, 5.25%, 11/15/13	1,360	1,397,400
Telefonica Emisiones SAU, 7.05%, 6/20/36	700	756,000
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (c)	1,375	1,402,736
Verizon Communications, Inc.:
1.95%, 3/28/14	3,025	3,079,692
2.45%, 11/01/22	1,600	1,600,534
6.25%, 4/01/37	850	1,117,407
Verizon Global Funding Corp., 7.75%, 12/01/30	750	1,098,066

		14,878,243

Electric Utilities – 6.4%
Allegheny Energy Supply Co. LLC, 5.75%, 10/15/19 (c)	1,150	1,261,581
American Transmission Systems, Inc., 5.25%, 1/15/22 (c)	400	460,630
Carolina Power & Light Co., 6.30%, 4/01/38	750	1,018,985
The Cleveland Electric Illuminating Co., 5.65%, 12/15/13	450	470,093
Duke Energy Carolinas LLC, 5.25%, 1/15/18	450	537,153
Duke Energy Corp., 3.35%, 4/01/15	1,700	1,796,184
E.ON International Finance BV, 5.80%, 4/30/18 (c)	1,100	1,334,564
Exelon Generation Co. LLC, 4.25%, 6/15/22 (c)	986	1,025,226
Florida Power & Light Co., 5.95%, 2/01/38	1,075	1,430,948
Great Plains Energy, Inc., 5.29%, 6/15/22 (e)	745	837,200
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,990,628
Kentucky Utilities Co., 5.13%, 11/01/40	375	454,444
Kiowa Power Partners LLC, 4.81%, 12/30/13 (c)	3	3,220
Louisville Gas & Electric Co., 1.63%, 11/15/15	299	307,688
MidAmerican Energy Holdings Co.:
5.30%, 3/15/18	2,170	2,593,447
5.75%, 4/01/18	1,475	1,776,269

2	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Electric Utilities (concluded)
Mississippi Power Co., 4.25%, 3/15/42	$400	$408,490
Ohio Edison Co., 6.40%, 7/15/16	190	222,882
Ohio Power Co., 6.60%, 3/01/33	675	891,169
Oncor Electric Delivery Co. LLC:
4.10%, 6/01/22	650	708,456
5.30%, 6/01/42	1,650	1,886,438
PacifiCorp, 6.00%, 1/15/39	450	597,047
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,232,723
3.15%, 4/01/22	775	784,553
Southern California Edison Co., 5.35%, 7/15/35	825	1,006,912

		25,036,930

Energy Equipment & Services – 1.8%
Ensco Plc, 3.25%, 3/15/16	1,600	1,696,634
Halliburton Co., 7.45%, 9/15/39	320	487,077
Transocean, Inc.:
4.95%, 11/15/15	900	985,433
5.05%, 12/15/16	1,150	1,280,435
6.00%, 3/15/18	600	695,873
6.50%, 11/15/20	1,175	1,423,070
6.38%, 12/15/21	280	340,286
3.80%, 10/15/22	200	204,986

		7,113,794

Food & Staples Retailing – 1.4%
Tesco Plc, 5.50%, 11/15/17 (c)	1,840	2,169,693
Walgreen Co., 3.10%, 9/15/22	500	504,335
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	675	819,988
6.50%, 8/15/37 (d)	1,060	1,490,567
6.20%, 4/15/38	230	312,536

		5,297,119

Food Products – 1.2%
Kraft Foods Group, Inc.:
6.88%, 1/26/39 (c)	368	495,462
5.00%, 6/04/42 (c)	920	1,034,539
Mondelez International, Inc., 6.50%, 8/11/17	2,640	3,224,448

		4,754,449

Gas Utilities – 0.3%
Atmos Energy Corp., 8.50%, 3/15/19	800	1,074,270

Health Care Equipment & Supplies – 1.1%
CareFusion Corp., 6.38%, 8/01/19	695	828,751
Covidien International Finance SA:
1.35%, 5/29/15	800	810,826
6.00%, 10/15/17 (d)	2,300	2,785,896

		4,425,473

Health Care Providers & Services – 1.0%
Aristotle Holding, Inc., 2.10%, 2/12/15 (c)	775	789,458
Coventry Health Care, Inc., 5.45%, 6/15/21	850	1,010,272

Corporate Bonds	Par (000)	Value

Health Care Providers & Services (concluded)
WellPoint, Inc.:
3.30%, 1/15/23	$1,275	$1,308,156
6.38%, 6/15/37	375	468,633
4.63%, 5/15/42	400	413,126

		3,989,645

Independent Power Producers & Energy Traders – 0.3%
Ipalco Enterprises, Inc., 5.00%, 5/01/18	925	968,937

Industrial Conglomerates – 1.5%
Eaton Corp.:
2.75%, 11/02/22 (c)	975	971,991
4.15%, 11/02/42 (c)	375	379,239
General Electric Co., 2.70%, 10/09/22 (d)	2,725	2,777,612
Hutchison Whampoa International Ltd., 4.63%, 9/11/15 (c)	1,000	1,080,630
Tyco Electronics Group SA, 3.50%, 2/03/22	600	616,657

		5,826,129

Insurance – 5.2%
ACE INA Holdings, Inc., 2.60%, 11/23/15	625	656,126
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	914,468
American International Group, Inc.:
4.88%, 9/15/16	500	559,241
3.80%, 3/22/17	900	974,101
5.45%, 5/18/17	725	832,673
5.85%, 1/16/18	1,530	1,808,761
6.40%, 12/15/20	485	601,787
4.88%, 6/01/22	210	239,740
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (c)	425	439,296
Genworth Financial, Inc., 6.52%, 5/22/18	200	214,331
International Lease Finance Corp., 6.38%, 3/25/13	750	757,875
Manulife Financial Corp., 4.90%, 9/17/20	750	839,361
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39 (c)	575	868,275
MetLife Institutional Funding II, 1.63%, 4/02/15 (c)	6,000	6,112,566
New York Life Global Funding, 1.30%, 1/12/15 (c)(d)	1,300	1,316,944
Prudential Financial, Inc.:
5.70%, 12/14/36	175	199,331
6.63%, 6/21/40	1,025	1,287,798
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)	1,050	1,424,089

		20,046,763

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc., 5.00%, 7/15/20	875	1,003,255
Life Technologies Corp., 3.50%, 1/15/16	1,295	1,362,997

		2,366,252

Machinery – 0.3%
AGCO Corp., 5.88%, 12/01/21	775	841,813

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012
3

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Machinery (concluded)
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	$220	$227,354

		1,069,167

Media – 9.0%
Comcast Cable Communications Holdings, Inc., 8.38%, 3/15/13	3,000	3,047,307
Comcast Corp.:
5.90%, 3/15/16	955	1,097,232
6.50%, 11/15/35	1,375	1,764,191
6.55%, 7/01/39	500	656,405
COX Communications, Inc.:
4.63%, 6/01/13	5,000	5,086,085
8.38%, 3/01/39 (c)	625	959,155
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50%, 3/01/16	1,950	2,065,842
3.80%, 3/15/22	1,250	1,289,569
6.38%, 3/01/41	229	265,004
Discovery Communications LLC:
3.70%, 6/01/15	1,175	1,251,806
4.95%, 5/15/42	525	561,119
Grupo Televisa SAB, 6.63%, 1/15/40	900	1,148,213
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17	1,375	1,502,187
NBCUniversal Media LLC, 2.88%, 4/01/16	587	618,842
News America, Inc.:
7.28%, 6/30/28	1,075	1,336,568
6.40%, 12/15/35	1,025	1,272,383
Omnicom Group, Inc., 4.45%, 8/15/20	999	1,111,623
TCM Sub LLC, 3.55%, 1/15/15 (c)	1,750	1,828,719
Thomson Reuters Corp., 5.95%, 7/15/13	2,300	2,364,687
Time Warner Cable, Inc.:
7.50%, 4/01/14	1,425	1,544,064
5.85%, 5/01/17	875	1,033,653
8.25%, 4/01/19	1,120	1,490,425
Time Warner, Inc., 6.25%, 3/29/41	682	842,069
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	820	882,525

		35,019,673

Metals & Mining – 1.6%
Barrick Gold Corp., 2.90%, 5/30/16	750	786,901
Barrick North America Finance LLC, 5.70%, 5/30/41	500	573,280
Cliffs Natural Resources, Inc., 4.80%, 10/01/20	600	596,281
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22	1,530	1,517,417
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	1,025	1,389,465
Southern Copper Corp., 6.75%, 4/16/40	450	541,744
Teck Resources Ltd., 6.25%, 7/15/41	800	941,012

		6,346,100

Multi-Utilities – 2.1%
CenterPoint Energy, Inc., 6.50%, 5/01/18	850	1,036,787
NiSource Finance Corp., 5.25%, 2/15/43	440	465,743
Northern States Power Co., 6.20%, 7/01/37	725	997,346
Sempra Energy, 6.50%, 6/01/16	975	1,143,043

Corporate Bonds	Par (000)	Value

Multi-Utilities (concluded)
Virginia Electric & Power Co.:
5.40%, 1/15/16	$3,000	$3,406,344
6.00%, 1/15/36	900	1,189,800

		8,239,063

Oil, Gas & Consumable Fuels – 7.6%
Anadarko Petroleum Corp.:
5.75%, 6/15/14	900	957,592
6.38%, 9/15/17	2,645	3,159,439
6.20%, 3/15/40	700	863,439
Apache Corp., 5.25%, 2/01/42	600	694,724
Canadian Natural Resources Ltd., 5.90%, 2/01/18	1,700	2,047,198
Cenovus Energy, Inc., 6.75%, 11/15/39	355	480,560
DCP Midstream LLC:
5.35%, 3/15/20 (c)	260	286,953
4.75%, 9/30/21 (c)	161	171,095
El Paso Natural Gas Co., 8.63%, 1/15/22	485	667,171
El Paso Pipeline Partners Operating Co. LLC:
6.50%, 4/01/20	390	475,538
5.00%, 10/01/21	900	1,019,938
Energy Transfer Partners LP:
5.20%, 2/01/22	1,130	1,289,005
6.50%, 2/01/42	770	942,739
Enterprise Products Operating LLC:
3.70%, 6/01/15	500	531,326
6.45%, 9/01/40	800	1,004,630
5.70%, 2/15/42	490	573,868
7.03%, 1/15/68 (a)	1,090	1,248,050
EOG Resources, Inc., 2.50%, 2/01/16	1,000	1,045,782
Kinder Morgan Energy Partners LP:
7.30%, 8/15/33	1,400	1,825,460
5.63%, 9/01/41	475	533,719
Nexen, Inc., 6.40%, 5/15/37	970	1,254,018
Ruby Pipeline LLC, 4.50%, 4/01/17 (c)	900	970,240
Schlumberger Norge AS, 4.20%, 1/15/21 (c)	975	1,102,831
Shell International Finance BV, 6.38%, 12/15/38	800	1,123,973
Texas Eastern Transmission LP, 2.80%, 10/15/22 (c)	1,400	1,400,451
Valero Energy Corp., 6.63%, 6/15/37	426	524,850
Western Gas Partners LP, 5.38%, 6/01/21	1,025	1,171,975
The Williams Cos., Inc.:
7.88%, 9/01/21	550	708,592
3.70%, 1/15/23	625	630,409
7.75%, 6/15/31	186	237,314
8.75%, 3/15/32	155	214,851
Williams Partners LP:
4.00%, 11/15/21	335	358,315
6.30%, 4/15/40	225	275,070

		29,791,115

Paper & Forest Products – 0.7%
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	900	1,067,773
International Paper Co., 7.95%, 6/15/18	1,150	1,486,750

		2,554,523

4	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Pharmaceuticals – 5.3%
AbbVie, Inc.:
1.75%, 11/06/17 (c)	$2,220	$2,244,147
2.90%, 11/06/22 (c)	930	947,093
Allergan, Inc., 5.75%, 4/01/16	550	632,882
Hospira, Inc., 5.90%, 6/15/14	1,075	1,149,001
Merck & Co., Inc., 6.55%, 9/15/37	625	895,689
Mylan, Inc., 6.00%, 11/15/18 (c)	1,780	1,965,910
Roche Holding, Inc., 6.00%, 3/01/19 (c)	1,200	1,493,752
Sanofi-Aventis SA, 2.63%, 3/29/16	430	452,585
Teva Pharmaceutical Finance Co. LLC:
5.55%, 2/01/16	2,400	2,716,378
6.15%, 2/01/36	650	850,715
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	415	444,146
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	1,200	1,209,937
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	1,025	1,091,928
Wyeth LLC:
5.50%, 2/15/16	1,110	1,267,821
5.45%, 4/01/17	1,500	1,772,159
5.95%, 4/01/37	1,175	1,567,410

		20,701,553

Professional Services – 0.5%
The Dun & Bradstreet Corp., 3.25%, 12/01/17	1,300	1,313,770
Experian Finance Plc, 2.38%, 6/15/17 (c)	600	610,404

		1,924,174

Real Estate Investment Trusts (REITs) – 2.4%
American Tower Corp.:
4.63%, 4/01/15	2,500	2,657,397
4.70%, 3/15/22	575	636,189
Boston Properties LP, 3.85%, 2/01/23	750	787,863
Developers Diversified Realty Corp.:
4.75%, 4/15/18	280	310,316
7.88%, 9/01/20	350	448,676
HCP, Inc., 3.75%, 2/01/16	525	557,200
Plum Creek Timberlands LP, 4.70%, 3/15/21	875	972,569
ProLogis LP, 6.25%, 3/15/17	525	601,519
Simon Property Group LP:
1.50%, 2/01/18 (c)	725	720,907
2.75%, 2/01/23	700	699,607
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21	845	924,073

		9,316,316

Road & Rail – 1.5%
Asciano Finance Ltd., 5.00%, 4/07/18 (c)	600	648,382
Burlington Northern Santa Fe LLC:
5.65%, 5/01/17	425	500,270
5.75%, 5/01/40	500	616,412
Canadian National Railway Co., 6.25%, 8/01/34	1,100	1,509,544
Canadian Pacific Railway Co., 7.25%, 5/15/19	500	624,074
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 7/11/14 (c)	475	479,962
3.13%, 5/11/15 (c)	1,500	1,530,510

		5,909,154

Semiconductors & Semiconductor Equipment – 0.6%
Samsung Electronics America, Inc., 1.75%, 4/10/17 (c)	2,155	2,180,323

Corporate Bonds	Par (000)	Value

Software – 1.2%
Autodesk, Inc., 1.95%, 12/15/17	$550	$547,267
BMC Software, Inc., 4.25%, 2/15/22	700	710,771
Oracle Corp.:
5.25%, 1/15/16	2,100	2,376,381
5.38%, 7/15/40	475	592,243
Symantec Corp., 2.75%, 6/15/17	575	591,343

		4,818,005

Specialty Retail – 0.3%
Lowe’s Cos., Inc., 4.65%, 4/15/42	15	16,701
QVC, Inc.:
7.50%, 10/01/19 (c)	865	954,371
7.38%, 10/15/20 (c)	310	344,917

		1,315,989

Tobacco – 1.1%
Altria Group, Inc.:
9.95%, 11/10/38	140	230,641
10.20%, 2/06/39	936	1,565,766
B.A.T. International Finance Plc, 1.40%, 6/05/15 (c)	1,200	1,217,207
Lorillard Tobacco Co., 3.50%, 8/04/16	1,100	1,164,019

		4,177,633

Wireless Telecommunication Services – 3.4%
Alltel Corp., 7.88%, 7/01/32	470	736,946
America Movil SAB de CV:
5.50%, 3/01/14	1,250	1,317,735
2.38%, 9/08/16	3,140	3,263,663
3.13%, 7/16/22	650	660,691
CC Holdings GS V LLC, 2.38%, 12/15/17 (c)	300	301,467
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	305	419,589
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)	1,450	1,746,500
Rogers Communications, Inc., 7.50%, 3/15/15	2,125	2,420,201
Vodafone Group Plc, 5.75%, 3/15/16	2,000	2,287,110

		13,153,902

Total Corporate Bonds – 93.5%		364,356,491

Foreign Agency Obligations

Nakilat, Inc., 6.07%, 12/31/33 (c)	25	30,250
Petrobras International Finance Co.:
2.88%, 2/06/15	775	795,224
3.88%, 1/27/16	700	738,502
5.88%, 3/01/18	2,350	2,690,539
7.88%, 3/15/19	450	562,084

Total Foreign Agency Obligations – 1.2%		4,816,599

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012
5

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)	Value

Brazil – 0.1%
Federative Republic of Brazil, 5.63%, 1/07/41	$440	$576,400

Mexico – 1.1%
United Mexican States:
5.88%, 2/17/14	1,775	1,863,750
5.95%, 3/19/19	1,100	1,353,000
4.75%, 3/08/44	900	1,017,000

		4,233,750

United Arab Emirates – 0.6%
Abu Dhabi Government International Bonds, 6.75%, 4/08/19	1,750	2,245,250

Total Foreign Government Obligations – 1.8%		7,055,400

Taxable Municipal Bonds

Chicago O’Hare International Airport RB, 6.40%, 1/01/40	1,000	1,294,470
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	2,000	2,783,360
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	2,325	3,361,090
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	1,200	1,422,492
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,283,152
State of California GO:
7.30%, 10/01/39	510	706,722
7.63%, 3/01/40	150	215,414
7.60%, 11/01/40	430	628,639
State of Illinois GO, 4.42%, 1/01/15	1,100	1,166,209

Total Taxable Municipal Bonds – 3.3%		12,861,548

U.S. Government Sponsored Agency Securities

Agency Obligations – 0.2%
Fannie Mae, 1.96%, 10/09/19 (d)(f)	815	713,986

U.S. Treasury Obligations	Par (000)	Value

U.S. Treasury Bonds:
3.00%, 5/15/42 (d)	$825	$840,469
2.75%, 8/15/42-11/15/42 (d)	5,350	5,161,774
U.S. Treasury Notes:
0.75%, 10/31/17 (d)	730	732,395
0.63%, 11/30/17	1,200	1,195,969
1.25%, 10/31/19 (d)	370	373,064
1.63%, 8/15/22-11/15/22 (d)	3,094	3,064,074

Total U.S. Treasury Obligations – 2.9%		11,367,745

Total Long-Term Investments
(Cost – $376,920,919) – 105.3%		410,677,570

Short-Term Securities	Shares

Dreyfus Treasury Prime, 0.00% (g)	26,947	26,947

Total Short-Term Securities (Cost – $26,947) – 0.0%		26,947

Options Purchased

(Cost – $618,344) – 0.1%	394,409

Total Investments Before Options Written (Cost – $377,566,210*) – 105.4%	411,098,926

Options Written

(Premiums Received – $ 1,537,620) – (0.6)%	(2,534,452)

Total Investments Net of Options Written – 104.8%	408,564,474
Liabilities in Excess of Other Assets – (4.8)%	(18,642,873)

Net Assets – 100.0%	$389,921,601

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$377,664,108

Gross unrealized appreciation	$34,256,625
Gross unrealized depreciation	(821,807)

Net unrealized appreciation	$33,434,818

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	Represents the current yield as of report date.

6	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012

Schedule of Investments (continued)	Series C Portfolio

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

—	Reverse repurchase agreements outstanding as of December 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

UBS AG	0.33%	7/16/12	Open	$ 2,010,750	$ 2,013,882
UBS AG	0.34%	8/03/12	Open	1,357,187	1,359,135
UBS AG	0.34%	8/03/12	Open	1,248,000	1,249,792
Merrill Lynch	0.22%	10/15/12	Open	695,000	695,351
Deutsche Bank AG	0.25%	11/13/12	Open	722,294	722,545
BNP Paribas SA	0.22%	11/15/12	Open	560,313	560,507
Deutsche Bank AG	0.22%	11/20/12	Open	828,093	828,311
Deutsche Bank AG	(0.16)%	11/20/12	Open	335,000	335,060
Deutsche Bank AG	0.18%	11/20/12	Open	375,088	375,137
Deutsche Bank AG	0.24%	11/20/12	Open	733,650	733,738
Credit Suisse Group AG	0.37%	12/17/12	Open	5,000,000	5,000,771
Credit Suisse Group AG	0.37%	12/17/12	Open	1,893,531	1,893,823
Credit Suisse Group AG	0.37%	12/17/12	Open	2,636,375	2,636,781
Credit Suisse Group AG	0.37%	12/17/12	Open	2,643,250	2,643,658
Credit Suisse Group AG	0.37%	12/17/12	Open	977,500	977,651
Credit Suisse Group AG	0.37%	12/17/12	Open	865,150	865,283
Credit Suisse Group AG	0.37%	12/17/12	Open	1,457,500	1,457,725

Total				$24,338,681	$24,349,150

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Financial futures contracts as of December 31, 2012 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

13	Ultra Treasury Bonds	Chicago Board Options	March 2013	$ 2,113,719	$ 8,582
(15)	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2013	$ (3,307,031)	(1,675)
21	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2013	$ 2,612,695	(399)
(4)	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2013	$ (531,125)	(494)
134	U.S. Treasury Bonds (20 Year)	Chicago Board Options	March 2013	$19,765,000	(273,908)
66	Euro Dollar Futures	Chicago Mercantile	March 2016	$16,333,350	26,251

Total					$(241,643)

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012
7

Schedule of Investments (continued)	Series C Portfolio

—	Over-the-counter interest rate swaptions purchased as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value

30-Year Interest Rate Swap	Credit Suisse Group AG	Call	2.43%	Receive	3-month LIBOR	1/07/13	$10,300	$25
5-Year Interest Rate Swap	Credit Suisse Group AG	Call	1.18%	Receive	3-month LIBOR	12/16/13	$9,700	99,091
10-Year Interest Rate Swap	Credit Suisse Group AG	Call	2.61%	Receive	3-month LIBOR	1/13/14	$1,400	80,306
2-Year Interest Rate Swap	Credit Suisse Group AG	Put	0.71%	Pay	3-month LIBOR	7/01/13	$18,150	6,137
5-Year Interest Rate Swap	Credit Suisse Group AG	Put	1.18%	Pay	3-month LIBOR	12/16/13	$9,700	108,123
10-Year Interest Rate Swap	Credit Suisse Group AG	Put	2.61%	Pay	3-month LIBOR	1/13/14	$1,400	20,123
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	2/02/17	$3,500	80,604

Total								$394,409

—	Over-the-counter interest rate swaptions written as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value

10-Year Interest Rate Swap	Citigroup, Inc.	Call	4.71%	Pay	3-month LIBOR	3/24/14	$9,600	$(2,209,825)
10-Year Interest Rate Swap	Credit Suisse Group AG	Call	2.33%	Pay	3-month LIBOR	10/02/14	$3,200	(116,002)
10-Year Interest Rate Swap	Citigroup, Inc.	Put	4.71%	Receive	3-month LIBOR	3/24/14	$9,600	(11,737)
10-Year Interest Rate Swap	Credit Suisse Group AG	Put	2.33%	Receive	3-month LIBOR	10/02/14	$3,200	(128,225)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	2/02/17	$7,000	(68,663)

Total								$(2,534,452)

—	Credit default swaps - buy protection outstanding as of December 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation/ (Depreciation)

News America, Inc.	1.00%	Goldman Sachs Group, Inc.	6/20/17	$ 3,000	$(31,663)
CIGNA Corp.	1.00%	Goldman Sachs Group, Inc.	9/20/17	$ 1,200	(19,139)
General Dynamics Corp.	1.00%	Credit Suisse Group AG	9/20/17	$ 1,380	(2,762)
Humana, Inc.	1.00%	Goldman Sachs Group, Inc.	9/20/17	$ 1,200	(9,112)
Lockheed Martin Corp.	1.00%	Credit Suisse Group AG	9/20/17	$ 1,380	(11,274)
Northrop Grumman Corp.	1.00%	Credit Suisse Group AG	9/20/17	$ 1,165	(5,943)
Raytheon Co.	1.00%	Credit Suisse Group AG	9/20/17	$ 1,165	(4,858)
Viacom, Inc.	1.00%	Credit Suisse Group AG	9/20/17	$ 1,400	(10,886)
CenturyLink, Inc.	1.00%	JPMorgan Chase & Co.	3/20/18	$ 260	(400)
Darden Restaurants, Inc.	1.00%	Credit Suisse Group AG	3/20/18	$ 870	4,022
The Gap, Inc.	1.00%	BNP Paribas SA	3/20/18	$ 710	7,322
The Gap, Inc.	1.00%	Credit Suisse Group AG	3/20/18	$ 540	5,837
Kohl’s Corp.	1.00%	Credit Suisse Group AG	3/20/18	$ 760	5,887

Total					$(72,969)

8	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012

Schedule of Investments (continued)	Series C Portfolio

—	Credit default swaps - sold protection outstanding as of December 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation

Anadarko Petroleum Corp.	1.00%	Morgan Stanley	6/20/17	BBB-	$ 200	$ 7,104
The Interpublic Group of Cos., Inc.	1.00%	Goldman Sachs Group, Inc.	6/20/17	BB+	$3,000	53,632
Comcast Corp.	1.00%	Credit Suisse Group AG	9/20/17	BBB+	$1,400	16,290
UnitedHealth Group, Inc.	1.00%	Goldman Sachs Group, Inc.	9/20/17	A	$1,200	22,680
WellPoint, Inc.	1.00%	Goldman Sachs Group, Inc.	9/20/17	Not Rated	$1,200	13,435

Total						$113,141

1 Using Standard & Poor’s (“S&P’s”) rating of the issuer.

2 The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Interest rate swaps outstanding as of December 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

0.44%[1]	3-month LIBOR	Chicago Mercantile	8/29/14	$7,400	$ (17,130)
2.05%[2]	3-month LIBOR	Credit Suisse Group AG	5/04/22	$ 800	24,040
2.06%[2]	3-month LIBOR	Credit Suisse Group AG	5/08/22	$6,100	188,653
1.80%[2]	3-month LIBOR	Citigroup, Inc.	6/01/22	$1,300	7,627
1.76%[2]	3-month LIBOR	Citigroup, Inc.	6/25/22	$2,200	1,059
2.48%[1]	3-month LIBOR	Credit Suisse Group AG	7/05/42	$1,800	98,232
2.26%[1]	3-month LIBOR	Goldman Sachs Group, Inc.	7/26/42	$ 900	93,727
2.25%[1]	3-month LIBOR	Credit Suisse Group AG	7/27/42	$ 600	63,887
2.46%[1]	3-month LIBOR	Deutsche Bank AG	8/07/42	$1,800	108,963
2.51%[1]	3-month LIBOR	Credit Suisse Group AG	8/10/42	$1,000	52,091
2.71%[1]	3-month LIBOR	Credit Suisse Group AG	8/21/42	$ 200	2,082

Total					$623,231

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012
9

Schedule of Investments (concluded)	Series C Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	–	$410,677,570	–	$410,677,570
Short-Term Securities	$26,947	–	–	26,947
Options Purchased:
Interest Rate Contracts	–	394,409	–	394,409

Total	$26,947	$411,071,979	–	$411,098,926

[1] See above Schedule of Investments for values in each security type.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$34,833	$640,361	–	$675,194
Credit contracts	–	136,209	–	136,209
Liabilities:
Interest rate contracts	(276,476)	(2,551,582)	–	(2,828,058)
Credit contracts	–	(96,037)	–	(96,037)

Total	$(241,643)	$(1,871,049)	–	$(2,112,692)

[2]   Derivative financial instruments are swaps, financial futures contracts and written options. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and written options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$224,585	–	–	$224,585
Cash pledged as collateral for financial futures contracts	561,000	–	–	561,000
Cash pledged as collateral for swap contracts	2,016,000	–	–	2,016,000
Liabilities:
Reverse repurchase agreements	–	$(24,338,681)	–	(24,338,681)

Total	$2,801,585	$(24,338,681)	–	$(21,537,096)

There were no transfers between levels during the period ended December 31, 2012.

10	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012

Schedule of Investments December 31, 2012 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

AH Mortgage Servicer Advance Revolving Trust 1, Series SART-1, Class A1R, 2.23%, 5/10/43 (a)	$2,169	$2,170,089
CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.09%, 1/15/15 (a)	337	336,790
DT Auto Owner Trust, Series 2012-1A, Class A, 1.05%, 1/15/15 (a)	478	478,479
Ford Credit Auto Owner Trust, Series 2009-A, Class A4, 6.07%, 5/15/14	807	811,933
SLM Student Loan Trust:
Series 2008-4, Class A4, 1.97%, 7/25/22 (b)	7,350	7,713,560
Series 2012-C, Class A1, 1.31%, 8/15/23 (a)(b)	1,699	1,712,859

Total Asset-Backed Securities – 4.6%		13,223,710

Corporate Bonds

Diversified Financial Services – 1.1%
Tiers Trust, Series 2012-01, 2.06%, 5/12/14 (a)(b)	3,100	3,107,750

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities – 25.6%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 2.51%, 11/15/15 (a)(b)	5,269	5,257,742
Bear Stearns Commercial Mortgage Securities:
Series 2004-T16, Class A6, 4.75%, 2/13/46 (b)	7,355	7,817,777
Series 2005-PW10, Class A4, 5.41%, 12/11/40 (b)	1,000	1,113,644
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)	10,255	12,118,580
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	500	574,671
Commercial Mortgage Asset Trust, Series 2006-C8, Class A3, 5.31%, 12/10/46	5,000	5,156,615
Credit Suisse Mortgage Capital Certificates:
Series 2006-C1, Class A3, 5.41%, 2/15/39 (b)	3,155	3,233,828
Series 2006-C4, Class A3, 5.47%, 9/15/39	5,770	6,550,785
Deutsche Bank ReREMIC Trust, Series 2012-EZ1, Class A, 0.95%, 9/24/45 (a)	2,019	2,024,094
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class A2, 5.44%, 5/10/40 (b)	3,464	3,514,826
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.57%, 8/10/42	695	696,436

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.79%, 8/10/45 (b)(c)	$8,735	$10,070,634
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2005-CB12, Class A4, 4.90%, 9/12/37	280	307,129
Series 2006-LDP7, Class A4, 5.87%, 4/15/45 (b)	2,105	2,422,459
Series 2006-LDP9, Class A25, 5.30%, 5/15/47	3,751	3,825,850
LB-UBS Commercial Mortgage Trust:
Series 2006-C3, Class A4, 5.66%, 3/15/39 (b)	355	402,876
Series 2007-C2, Class A2, 5.30%, 2/15/40	1,090	1,090,941
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A2, 6.04%, 6/11/49 (b)	3,300	3,355,094
SMA Issuer I LLC, Series 2012-LV1, Class A, 3.50%, 8/20/25 (a)	775	777,945
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2, 5.50%, 10/15/48	3,116	3,131,045

		73,442,971

Interest Only Commercial Mortgage-Backed Securities – 1.2%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR3, Class XA, 2.22%, 11/15/45 (b)	3,058	436,852
Series 2012-CR5, Class XA, 1.95%, 12/10/45 (b)	8,330	1,020,099
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.86%, 12/15/45 (a)(b)	17,381	2,175,958

		3,632,909

Total Non-Agency Mortgage-Backed Securities – 26.8%		77,075,880

U.S. Government Sponsored Agency Securities	Par (000)	Value

Agency Obligations – 2.5%
Fannie Mae, 3.00%, 9/16/14	7,030	7,363,630

Collateralized Mortgage Obligations – 0.1%
Freddie Mac, Series 2864, Class NA, 5.50%, 1/15/31	211	214,809

Interest Only Collateralized Mortgage Obligations – 3.0%
Fannie Mae:
Series 2010-41, Class JS, 6.29%, 11/25/39 (b)	1,677	162,417
Series 2011-135, Class PS, 5.84%, 4/25/41 (b)	2,136	199,046
Series 2012-M9, Class X1, 4.08%, 12/25/17 (b)	18,299	3,055,124

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012
11

Schedule of Investments (continued)	Series M Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Interest Only Collateralized Mortgage Obligations (concluded)
Freddie Mac Multi-Family Structured Pass-Through Certificates:
Series K020, Class X1, 1.48%, 5/25/22 (b)	$ 4,424	$ 471,884
Series K021, Class X1, 1.51%, 6/25/22 (b)	12,095	1,344,544
Series K023, Class X1, 1.32%, 8/25/22 (b)	21,825	2,156,033
Series K711, Class X1, 1.71%, 7/25/19 (b)	12,094	1,124,159

		8,513,207

Mortgage-Backed Securities – 172.6%
Fannie Mae Mortgage-Backed Securities:
2.00%, 1/01/28 (d)	9,600	9,828,000
2.50%, 1/01/28 (d)	6,700	7,005,688
3.00%, 1/01/28-1/01/43 (d)	40,380	42,389,373
3.50%, 12/01/26-1/01/43 (d)	41,619	44,378,182
4.00%, 7/01/42-1/01/43 (d)	33,739	36,343,548
4.50%, 1/01/28-1/01/43 (c)(d)	42,007	45,358,133
5.00%, 10/01/35-1/01/43 (d)	29,858	32,347,931
5.50%, 1/01/43 (d)	10,900	11,840,125
6.00%, 12/01/18-1/01/43 (c)(d)	58,197	63,725,714
6.50%, 9/01/36-1/01/43 (d)	9,637	10,862,156
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/43 (d)	7,800	8,153,438
3.04%, 5/01/36 (b)	1,086	1,159,554
3.50%, 7/01/18-1/01/28 (d)	8,366	8,795,372
4.00%, 6/01/18-1/01/43 (d)	14,406	15,319,383
4.50%, 3/01/13-7/01/26	1,744	1,831,988
5.00%, 5/01/28-1/01/43 (d)	12,659	13,620,121
5.50%, 1/01/28-6/01/41	22,700	24,595,429
6.00%, 12/01/27-1/01/43 (d)	19,300	21,016,806
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/43 (d)	6,100	6,483,157
3.50%, 8/20/42-1/15/43 (d)	15,514	16,868,190
4.00%, 10/20/40-1/15/43 (d)	16,309	17,870,699
4.50%, 8/20/40-1/15/43 (d)	16,201	17,705,646
5.00%, 7/15/33-1/15/43 (d)	11,048	12,172,086
5.50%, 7/15/38-12/20/41	5,635	6,190,252
6.00%, 1/15/43 (d)	5,000	5,579,688
6.50%, 1/15/43 (d)	12,000	13,627,500

		495,068,159

Total U.S. Government Sponsored Agency Securities – 178.2%		511,159,805

U.S. Treasury Obligations

U.S. Treasury Notes, 0.63%, 9/30/17	2,245	2,240,966

Total Long-Term Investments (Cost – $601,655,606) – 211.5%		606,808,111

Short-Term Securities	Shares	Value

Dreyfus Treasury Prime, 0.00% (e)	5,348,094	$5,348,094

Total Short-Term Securities (Cost – $5,348,094) – 1.9%		5,348,094

Total Investments Before TBA Sale Commitments (Cost – $607,003,700*) – 213.4%		612,156,205

TBA Sale Commitments(d)	Par (000)

Fannie Mae Mortgage-Backed Securities:
2.00%, 1/01/43	$6,800	(6,961,500)
2.50%, 1/01/28	2,300	(2,404,938)
3.00%, 1/01/43	23,800	(24,976,219)
3.50%, 1/01/43	19,800	(21,085,313)
4.00%, 1/01/43	14,400	(15,435,000)
4.50%, 1/01/28-1/01/43	5,000	(5,399,062)
5.00%, 1/01/43	11,100	(12,022,683)
5.50%, 1/01/43	1,000	(1,086,250)
6.00%, 1/01/43	46,900	(51,223,594)
6.50%, 1/01/43	900	(1,004,063)
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/43	1,000	(1,045,313)
4.00%, 1/01/28	500	(528,438)
4.50%, 1/01/28	1,000	(1,063,125)
5.00%, 1/01/43	4,200	(4,517,625)
5.50%, 1/01/43	15,800	(17,049,188)
6.00%, 1/01/43	13,000	(14,125,313)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/43	500	(531,406)
3.50%, 1/15/43	12,200	(13,255,040)
4.00%, 1/15/43	6,600	(7,220,156)
4.50%, 1/15/43	4,000	(4,380,313)
5.00%, 1/15/43	3,300	(3,597,000)
5.50%, 1/15/43	1,600	(1,755,625)
6.00%, 1/15/43	500	(557,969)
6.50%, 4/15/43	1,100	(1,249,188)

Total TBA Sale Commitments (Proceeds – $212,442,813) – (74.1)%		(212,474,321)

Total Investments Net of TBA Sale Commitments – 139.3%		399,681,884
Liabilities in Excess of Other Assets – (39.3)%		(112,854,630)

Net Assets – 100.0%		$286,827,254

12	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012

Schedule of Investments (continued)	Series M Portfolio

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$607,045,084

Gross unrealized appreciation	$6,127,726
Gross unrealized depreciation	(1,016,605)

Net unrealized appreciation	$5,111,121

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Barclays Plc	$ (5,133,281)	$ 10,832
Citigroup, Inc.	$ (7,637,124)	$ 13,716
Credit Suisse Group AG	$(15,028,556)	$ 25,312
Deutsche Bank AG	$ 72,447,964	$ 56,483
Goldman Sachs Group, Inc.	$(23,901,533)	$ 12,084
JPMorgan Chase & Co.	$ 46,980,462	$ 55,268
Merrill Lynch	$ 13,871,199	$(24,130)
Morgan Stanley	$ 4,916,294	$ (3,795)
Nomura Securities International, Inc.	$ (974,781)	$ 2,969
UBS AG	$ (5,024,059)	$ 11,498

(e)	Represents the current yield as of report date.

—	Reverse repurchase agreements outstanding as of December 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Deutsche Bank AG	(0.13)%	12/05/12	Open	$ 9,040,725	$ 9,039,846
Morgan Stanley	0.38%	12/13/12	1/14/13	18,592,306	18,598,586
Deutsche Bank AG	0.39%	12/18/12	1/14/13	13,701,183	13,705,191

Total				$41,334,214	$41,343,623

1 Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Financial futures contracts as of December 31, 2012 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

4	Ultra Treasury Bonds	Chicago Board Options	March 2013	$ 650,375	$ (3,352)
687	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2013	$151,462,031	3,517
(433)	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2013	$ (53,871,289)	53,682
273	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2013	$ 36,249,281	(42,960)

Total					$ 10,887

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012
13

Schedule of Investments (continued)	Series M Portfolio

—	Interest rate swaps outstanding as of December 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

0.39%[1]	3-month LIBOR	Citigroup, Inc.	9/14/14	$43,000	$ (57,649)
0.38%[2]	3-month LIBOR	Citigroup, Inc.	10/03/14	$43,000	4,000
0.39%[1]	3-month LIBOR	Deutsche Bank AG	10/11/14	$45,965	(10,926)
0.36%[1]	3-month LIBOR	Deutsche Bank AG	10/19/14	$45,965	11,486
2.66%[1]	3-month LIBOR	Deutsche Bank AG	9/26/42	$ 4,400	101,603
2.62%[2]	3-month LIBOR	Deutsche Bank AG	12/13/42	$ 4,400	(168,101)

Total					$(119,587)

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$ 13,223,710	–	$ 13,223,710
Corporate Bonds.	–	–	$ 3,107,750	3,107,750
Non-Agency Mortgage-Backed Securities	–	74,273,841	2,802,039	77,075,880
U.S. Government Sponsored Agency Securities	–	511,159,805	–	511,159,805
U.S. Treasury Obligations	–	2,240,966	–	2,240,966
Short-Term Securities	$ 5,348,094	–	–	5,348,094
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(212,474,321)	–	(212,474,321)

Total	$ 5,348,094	$ 388,424,001	$ 5,909,789	$ 399,681,884

14	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012

Schedule of Investments (concluded)	Series M Portfolio

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$ 57,199	$ 117,089	–	$ 174,288
Liabilities:
Interest rate contracts	(46,312)	(236,676)	–	(282,988)

Total	$ 10,887	$ (119,587)	–	$ (108,700)

[1] Derivative financial instruments are swaps and financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged as collateral for financial futures contracts	$ 348,000	–	–	$ 348,000
Liabilities:
Bank overdraft	–	$ (3,761)	–	(3,761)
Reverse repurchase agreements	–	(41,334,214)	–	(41,334,214)

Total	$ 348,000	$ (41,337,975)	–	$ (40,989,975)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total

Assets:
Opening Balance, as of March 31, 2012	–	–	–
Transfers into Level 3[2]	–	–	–
Transfers out of Level 3[2]	–	–	–
Accrued discounts/premiums	$ (303)	$ (23)	$ (326)
Net realized gain	–	5	5
Net change in unrealized appreciation/depreciation[3]	7,123	3,445	10,568
Purchases	3,100,930	2,816,102	5,917,032
Sales	–	(17,490)	(17,490)

Closing Balance, as of December 31, 2012	$3,107,750	$2,802,039	$5,909,789

2 Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

3 The change in unrealized appreciation/depreciation on investments still held as of December 31, 2012 was $10,568.

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012
15

Schedule of Investments December 31, 2012 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

AH Mortgage Advance Co. Ltd., Series SART-3, Class 1A1, 2.98%, 3/13/43 (a)	$ 570	$ 572,443
AmeriCredit Automobile Receivables Trust:
Series 2011-3, Class D, 4.04%, 7/10/17	669	709,612
Series 2012-5, Class D, 2.35%, 12/10/18	310	309,739
Series 2012-2, Class D, 3.38%, 4/09/18	435	450,241
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.96%, 11/07/23 (a)(b)	400	400,904
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.96%, 8/15/18 (a)(b)	697	725,079
Credit Acceptance Auto Loan Trust:
Series 2011-1, Class A, 2.61%, 3/15/19 (a)	710	722,200
Series 2012-1A, Class A, 2.20%, 9/16/19 (a)	1,150	1,156,629
DT Auto Owner Trust:
Series 2012-2A, Class A, 0.91%, 11/16/15 (a)	623	623,171
Series 2012-2A, Class B, 1.85%, 4/17/17 (a)	880	881,399
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C, 2.07%, 9/15/15 (a)	185	186,185
Series 2011-2, Class C, 2.37%, 9/15/15	240	242,043
Series 2011-2, Class D, 2.86%, 9/15/15	245	245,525
Series 2012-1, Class B, 1.11%, 1/15/16 (b)	795	796,669
Series 2012-1, Class C, 1.71%, 1/15/16 (b)	890	894,664
Series 2012-1, Class D, 2.31%, 1/15/16 (b)	500	503,923
Series 2012-4, Class C, 1.39%, 9/15/16	430	431,688
Series 2012-5, Class C, 2.14%, 9/15/19	145	145,535
Hyundai Auto Receivables Trust, Series 2012-B, Class B, 1.39%, 3/15/18	240	243,164
Motor Plc, Series 12A, Class A1C, 1.29%, 2/25/20 (a)	251	251,711
PFS Financing Corp., Series 2012-AA, Class A, 1.41%, 2/15/16 (a)(b)	1,000	1,008,195
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 8/15/16 (a)	767	773,754
Series 2011-S1A, Class C, 2.01%, 8/15/16 (a)	356	357,722
Santander Drive Auto Receivables Trust:
Series 2010-B, Class B, 2.10%, 9/15/14 (a)	559	560,407
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)	288	288,569
Series 2012-AA Class A3, 0.65%, 3/15/17 (a)	715	715,071
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)	555	555,056
Series 2012-1, Class C, 3.78%, 11/15/17	390	407,763
Series 2012-5, Class C, 2.70%, 8/15/18	160	165,333
Series 2012-6, Class C, 1.94%, 3/15/18	145	144,938

Asset-Backed Securities	Par (000)	Value

SLC Student Loan Trust, Series 2006-A, Class A4, 0.46%, 1/15/19 (b)	$ 235	$ 234,788
SLM Student Loan Trust:
Series 2003-B, Class A2, 0.71%, 3/15/22 (b)	466	457,607
Series 2004-10, Class A4A, 0.72%, 7/27/20 (a)(b)	148	148,199
Series 2004-B, Class A2, 0.51%, 6/15/21 (b)	675	666,502
Series 2010-C, Class A1, 1.86%, 12/15/17 (a)(b)	228	228,572
Series 2012-B, Class A1, 1.31%, 12/15/21 (a)(b)	212	213,262
Series 2012-C, Class A1, 1.31%, 8/15/23 (a)(b)	798	805,044
Series 2012-E, Class A1, 0.96%, 10/16/23 (a)(b)	269	270,294
STRIPs Ltd., Series 2012-1A, Class A 1.50%, 12/25/44 (a)(b)	377	372,299
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23	330	333,266

Total Asset-Backed Securities – 16.2%		19,199,165

Capital Trusts

Consumer Finance – 0.2%
Capital One Capital VI, 8.88%, 5/15/40	240	240,000

Corporate Bonds

Air Freight & Logistics – 0.3%
Federal Express Corp. 2012 Pass-Through Trust, 2.63%, 1/15/18 (a)	337	340,094

Airlines – 0.9%
UAL Pass-Through Trust:
10.40%, 5/01/18 (c)	412	474,265
9.75%, 7/15/18 (c)	486	562,977

		1,037,242

Auto Components – 0.3%
Icahn Enterprises LP, 4.00%, 8/15/13 (b)(d)	320	322,400

Automobiles – 1.3%
Daimler Finance North America LLC, 1.30%, 7/31/15 (a)(c)	1,340	1,347,779
ERAC USA Finance LLC, 1.40%, 4/15/16 (a)	167	168,120

		1,515,899

Beverages – 1.0%
Anheuser-Busch Cos., Inc., 5.00%, 1/15/15 (c)	415	450,603
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15 (c)	770	772,014

		1,222,617

16	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012

Schedule of Investments (continued)	Series S Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Biotechnology – 0.5%
Amgen, Inc., 1.88%, 11/15/14 (c)	$ 608	$ 621,783

Capital Markets – 6.2%
Credit Suisse New York:
5.50%, 5/01/14 (c)	660	702,235
3.50%, 3/23/15 (c)	790	833,092
The Goldman Sachs Group, Inc.:
6.25%, 9/01/17 (c)	1,475	1,739,935
5.95%, 1/18/18 (c)	3,250	3,782,002
Morgan Stanley, 5.30%, 3/01/13 (c)	100	100,547
Murray Street Investment Trust I, 4.65%, 3/09/17 (e)	140	151,431

		7,309,242

Chemicals – 0.9%
Ecolab, Inc., 1.00%, 8/09/15 (c)	582	583,626
Methanex Corp., 3.25%, 12/15/19	519	522,019

		1,105,645

Commercial Banks – 7.1%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)(c)	1,010	1,058,773
ANZ New Zealand International Ltd., 1.85%, 10/15/15 (a)	340	346,433
BBVA U.S. Senior SAU, 4.66%, 10/09/15	1,310	1,343,165
BNP Paribas SA, 2.38%, 9/14/17 (c)	685	694,828
Credit Agricole SA, 3.00%, 10/01/17 (a)(c)	680	696,361
HSBC USA, Inc., 1.63%, 1/16/18	1,000	1,000,908
ING Bank NV:
1.36%, 3/15/13 (a)(b)(c)	510	510,764
2.00%, 9/25/15 (a)(c)	685	690,069
National Bank of Canada, 1.50%, 6/26/15 (c)	730	742,507
Regions Financial Corp., 4.88%, 4/26/13	505	510,050
Royal Bank of Scotland Group Plc, 2.55%, 9/18/15 (c)	690	706,153
Standard Chartered Plc, 5.50%, 11/18/14 (a)(c)	150	161,535

		8,461,546

Communications Equipment – 0.3%
Brocade Communications Systems, Inc., 6.63%, 1/15/18	295	304,588

Computers & Peripherals – 1.3%
Hewlett-Packard Co.:
0.59%, 5/24/13 (b)	630	628,176
2.63%, 12/09/14 (c)	360	364,236
2.20%, 12/01/15	310	310,424
NetApp, Inc., 2.00%, 12/15/17	250	249,109

		1,551,945

Consumer Finance – 3.7%
American Express Centurion Bank, 0.88%, 11/13/15 (c)	550	549,596
American Express Credit Corp.:
1.75%, 6/12/15 (c)	350	357,330
2.75%, 9/15/15 (c)	1,005	1,053,624
Capital One Financial Corp., 6.75%, 9/15/17	1,400	1,709,791
SLM Corp., 5.00%, 10/01/13	680	696,150

		4,366,491

Diversified Financial Services – 9.3%
ABB Treasury Center USA, Inc., 2.50%, 6/15/16 (a)(c)	385	400,315

Corporate Bonds	Par (000)	Value

Diversified Financial Services (concluded)
Bank of America Corp.:
5.38%, 6/15/14 (c)	$ 260	$ 274,777
5.65%, 5/01/18 (c)	225	261,775
The Bear Stearns Cos. LLC, 6.40%, 10/02/17	655	786,654
Citigroup, Inc.:
5.50%, 10/15/14 (c)	660	708,075
4.45%, 1/10/17 (c)	420	465,276
Ford Motor Credit Co. LLC:
12.00%, 5/15/15	629	772,098
8.00%, 12/15/16	1,265	1,527,447
6.63%, 8/15/17	1,115	1,302,840
General Electric Capital Corp., 1.00%, 12/11/15 (c)	600	602,414
JPMorgan Chase & Co.:
5.15%, 10/01/15 (c)	680	747,420
2.60%, 1/15/16 (c)	940	977,198
2.00%, 8/15/17 (c)	685	699,725
JPMorgan Chase Bank, N.A., 6.00%, 10/01/17 (c)	250	295,960
NYSE Euronext, 2.00%, 10/05/17 (c)	475	482,875
Tiers Trust, Series 2012-01, 2.06%, 5/12/14 (a)(b)	740	741,850

		11,046,699

Electric Utilities – 1.6%
Indiana Michigan Power Co., 5.05%, 11/15/14	900	964,608
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)	926	972,739

		1,937,347

Electrical Equipment – 0.3%
Roper Industries, Inc., 1.85%, 11/15/17	407	406,696

Electronic Equipment, Instruments & Components – 0.4%
Corning, Inc., 1.45%, 11/15/17	100	100,393
Jabil Circuit, Inc., 7.75%, 7/15/16	354	415,950

		516,343

Energy Equipment & Services – 1.3%
Diamond Offshore Drilling, Inc., 4.88%, 7/01/15 (c)	505	556,560
SESI LLC, 6.88%, 6/01/14	348	348,435
Transocean, Inc.:
4.95%, 11/15/15	430	470,818
2.50%, 10/15/17	155	156,631

		1,532,444

Food Products – 0.8%
Mondelez International, Inc., 6.50%, 8/11/17	750	916,037

Health Care Equipment & Supplies – 0.4%
Boston Scientific Corp., 6.25%, 11/15/15	425	478,858

Health Care Providers & Services – 1.0%
Aetna, Inc., 1.50%, 11/15/17 (c)	185	185,374
Coventry Health Care, Inc., 6.13%, 1/15/15	670	731,952
WellPoint, Inc., 1.25%, 9/10/15 (c)	306	308,420

		1,225,746

Hotels, Restaurants & Leisure – 0.5%
Carnival Corp., 1.88%, 12/15/17	604	604,820

Household Products – 0.3%
The Procter & Gamble Co., 3.15%, 9/01/15 (c)	280	299,197

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012
17

Schedule of Investments (continued)	Series S Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Independent Power Producers & Energy Traders – 0.1%
TransAlta Corp., 5.75%, 12/15/13	$ 170	$ 177,050

Industrial Conglomerates – 0.9%
Eaton Corp., 1.50%, 11/02/17 (a)	540	541,103
Pentair Finance SA:
1.35%, 12/01/15 (a)	400	399,646
1.88%, 9/15/17 (a)	79	79,232

		1,019,981

Insurance – 6.0%
American International Group, Inc.:
4.88%, 9/15/16	55	61,516
5.85%, 1/16/18	1,250	1,477,746
Lincoln National Corp., 4.30%, 6/15/15 (c)	810	871,345
Marsh & McLennan Cos., Inc., 2.30%, 4/01/17	1,000	1,020,114
MetLife Institutional Funding II, 1.63%, 4/02/15 (a)(c)	1,590	1,619,830
Pacific Life Global Funding, 5.15%, 4/15/13 (a)(c)	280	283,721
Principal Financial Group, Inc., 1.85%, 11/15/17	230	231,217
Principal Life Global Funding II, 1.13%, 9/18/15 (a)(c)	590	591,161
XL Group Plc, 5.25%, 9/15/14 (c)	850	905,111

		7,061,761

IT Services – 0.7%
Computer Sciences Corp., 2.50%, 9/15/15	345	351,781
The Western Union Co., 2.38%, 12/10/15	500	502,315

		854,096

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc., 5.50%, 9/14/15	155	172,717
Life Technologies Corp., 4.40%, 3/01/15	450	479,616

		652,333

Machinery – 0.4%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14 (c)	430	475,884

Media – 4.2%
Comcast Cable Communications LLC, Senior Notes, 8.88%, 5/01/17	750	972,634
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.13%, 2/15/16 (c)	1,400	1,466,123
The Interpublic Group of Cos., Inc.:
6.25%, 11/15/14	1,010	1,093,325
2.25%, 11/15/17	247	243,446
Time Warner Cable, Inc., 6.75%, 7/01/18	355	443,460
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	650	699,563

		4,918,551

Metals & Mining – 5.2%
Anglo American Capital Plc, 9.38%, 4/08/14 (a)(c)	1,200	1,319,184
Corp Nacional del Cobre de Chile, 4.75%, 10/15/14 (a)(c)	620	657,563
Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	335	334,298

Corporate Bonds	Par (000)	Value

Metals & Mining (concluded)
Rio Tinto Finance USA Ltd.:
8.95%, 5/01/14 (c)	$ 910	$ 1,006,207
1.88%, 11/02/15 (c)	510	523,416
Xstrata Finance Canada Ltd.:
2.85%, 11/10/14 (a)(c)	380	390,032
1.80%, 10/23/15 (a)	650	653,529
2.45%, 10/25/17 (a)(c)	1,300	1,312,602

		6,196,831

Multi-Utilities – 0.4%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15	375	423,273

Oil, Gas & Consumable Fuels – 6.4%
Canadian Natural Resources Ltd., 1.45%, 11/14/14	270	273,838
Enterprise Products Operating LLC, 9.75%, 1/31/14 (c)	1,695	1,854,498
Murphy Oil Corp., 2.50%, 12/01/17	681	685,200
ONEOK Partners LP, 2.00%, 10/01/17	165	166,371
Petrohawk Energy Corp., 7.25%, 8/15/18 (c)	630	711,237
Pioneer Natural Resources Co., 5.88%, 7/15/16	1,290	1,462,718
Rockies Express Pipeline LLC, 6.25%, 7/15/13 (a)	895	915,137
Southeast Supply Header LLC, 4.85%, 8/15/14 (a)	410	427,481
Tennessee Gas Pipeline Co. LLC, 8.00%, 2/01/16	640	761,116
Texas Eastern Transmission LP, 6.00%, 9/15/17 (a)	270	323,358

		7,580,954

Pharmaceuticals – 3.4%
AbbVie, Inc., 1.20%, 11/06/15 (a)(c)	1,270	1,278,485
Mylan, Inc., 6.00%, 11/15/18 (a)	1,000	1,104,444
Takeda Pharmaceutical Co. Ltd., 1.63%, 3/17/17 (a)(c)	1,360	1,379,652
Watson Pharmaceuticals, Inc., 1.88%, 10/01/17	260	263,419

		4,026,000

Professional Services – 0.4%
The Dun & Bradstreet Corp., 3.25%, 12/01/17	203	205,150
Experian Finance Plc, 2.38%, 6/15/17 (a)(c)	290	295,029

		500,179

Real Estate Investment Trusts (REITs) – 0.5%
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18	575	575,371

Road & Rail – 2.5%
Asciano Finance Ltd., 3.13%, 9/23/15 (a)	885	906,474
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.13%, 5/11/15 (a)	818	834,638
3.38%, 3/15/18 (a)	515	519,617
Ryder System, Inc., 2.50%, 3/01/17	635	645,721

		2,906,450

Semiconductors & Semiconductor Equipment – 1.9%
Analog Devices, Inc., 5.00%, 7/01/14 (c)	545	579,602

18	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012

Schedule of Investments (continued)	Series S Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Semiconductors & Semiconductor Equipment (concluded)
Intel Corp., 1.35%, 12/15/17 (c)	$ 1,215	$ 1,214,649
Texas Instruments, Inc., 1.65%, 8/03/19 (c)	460	458,970

		2,253,221

Specialty Retail – 0.3%
AutoZone, Inc., 5.50%, 11/15/15	305	342,847

Tobacco – 1.1%
B.A.T. International Finance Plc:
1.40%, 6/05/15 (a)(c)	650	659,320
2.13%, 6/07/17 (a)(c)	350	358,631
Reynolds American, Inc., 1.05%, 10/30/15	250	249,923

		1,267,874

Wireless Telecommunication Services – 2.1%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (d)	1,410	1,410,705
America Movil SAB de CV, 5.50%, 3/01/14 (c)	670	706,306
CC Holdings GS V LLC, 2.38%, 12/15/17 (a)	100	100,489
SBA Tower Trust, 4.25%, 4/15/40 (a)	255	267,898

		2,485,398

Total Corporate Bonds – 76.8%		90,841,733

Foreign Agency Obligations

Eksportfinans ASA, 3.00%, 11/17/14	460	456,350
Petrobras International Finance Co., 3.88%, 1/27/16	380	400,901

Total Foreign Agency Obligations – 0.7%		857,251

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations – 5.4%
Arkle Master Issuer Plc:
Series 2010-1A, Class 2A, 1.58%, 5/17/60 (a)(b)	1,810	1,812,425
Series 2010-2A, Class 1A1, 1.71%, 5/17/60 (a)(b)	290	292,180
Series 2010-2X, Class 1A1, 1.83%, 5/17/60 (b)	197	198,481
Arran Residential Mortgages Funding Plc:
Series 2010-1A, Class A1C, 1.64%, 5/16/47 (a)(b)	66	66,119
Series 2011-1A, Class A2C, 1.76%, 11/19/47 (a)(b)	960	978,034
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 3.09%, 10/25/34 (b)	149	144,015
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.95%, 11/25/34 (b)	9	8,574
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.90%, 5/20/34 (b)	233	228,824
First Horizon Asset Securities, Inc., Series 2003-AR4, Class 2A1, 2.61%, 12/25/33 (b)	65	64,607

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Holmes Master Issuer Plc:
Series 2011-3A, Class A2, 1.89%, 10/21/54 (a)(b)	$ 327	$ 333,025
Series 2011-3X, Class A2, 1.89%, 10/15/54 (b)	460	468,476
Series 2012-1X, Class A2, 1.99%, 10/15/54 (b)	1,030	1,054,540
Lanark Master Issuer Plc, Series 2012-2A, Class 1A, 1.71%, 12/22/54 (a)(b)	470	481,178
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.78%, 6/25/34 (b)	238	245,639

		6,376,117

Commercial Mortgage-Backed Securities – 28.8%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class A3, 5.45%, 1/15/49	774	794,375
Series 2007-3, Class A2, 5.59%, 6/10/49 (b)	103	102,641
Series 2007-5, Class A3, 5.62%, 2/10/51	1,120	1,181,092
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2003-2, Class A4, 5.06%, 3/11/41 (b)	1,883	1,911,911
Series 2003-2, Class B, 5.18%, 3/11/41 (b)	940	966,838
Series 2005-3, Class A2, 4.50%, 7/10/43	146	146,244
Bear Stearns Commercial Mortgage Securities, Series 05-PWR8, Class A4 4.67%, 6/11/41	2,730	2,958,760
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 12/11/49	80	80,789
Commercial Mortgage Pass-Through Certificates:
Series 2001-J2A, Class A2, 6.10%, 7/16/34 (a)	4	3,776
Series 2007-C4, Class A3, 5.76%, 9/15/39 (b)	1,930	2,007,266
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)	1,104	1,177,925
Series 2008-C1, Class A2, 6.05%, 2/15/41 (b)	356	365,756
Series 2010-C1, Class A1, 3.16%, 7/10/46 (a)	688	725,943
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	970	1,037,698
Deutsche Bank ReREMIC Trust:
Series 2011-C32, Class A3A, 5.74%, 6/17/49 (a)(b)	1,045	1,224,509
Series 2012-EZ1, Class A, 0.95%, 9/24/45 (a)(b)	659	660,993
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2, 5.42%, 12/10/49	616	614,999
GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38 (b)	880	933,239

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012
19

Schedule of Investments (continued)	Series S Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C2, Class A3, 5.21%, 4/15/14 (b)	$ 745	$ 782,450
Series 2004-C3, Class A5, 4.88%, 1/15/42	540	576,494
Series 2004-LN2, Class A2, 5.12%, 7/15/41	610	644,018
Series 2005-LDP3, Class A4A, 4.94%, 8/15/42 (b)	620	681,765
Series 2007-LD12, Class A2, 5.83%, 2/15/51	286	293,754
LB-UBS Commercial Mortgage Trust:
Series 2004-C7, Class A6, 4.79%, 10/15/14 (b)	370	393,286
Series 2005-C2, Class A5 5.15%, 4/15/30 (b)	450	492,389
Series 2005-C5, Class A4, 4.95%, 9/15/30	790	862,969
Series 2005-C5, Class AAB, 4.93%, 9/15/30	1,291	1,291,284
Series 2007-C2, Class A2, 5.30%, 2/15/40	92	92,306
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4, 4.75%, 5/12/15 (b)	500	542,996
Morgan Stanley Capital I, Inc.:
Series 2003-IQ6, Class A4, 4.97%, 12/15/41	2,326	2,392,982
Series 2005-HQ7, Class A4, 5.21%, 11/14/42 (b)	800	883,620
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4, 6.39%, 7/15/33	9	9,074
Morgan Stanley ReREMIC Trust:
Series 2009-GG10, Class A4A, 5.79%, 8/12/45 (a)(b)	510	595,032
Series 2010-GG10, Class A4A, 5.79%, 8/15/45 (a)(b)	510	595,032
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)	537	541,854
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)	962	971,696
Motel 6 Trust:
Series 2012-MTL6, Class A1, 1.50%, 10/05/25 (a)	200	199,242
Series 2012-MTL6, Class A2, 1.95%, 10/05/25 (a)	885	891,613
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A4, 5.42%, 1/15/45 (b)	1,415	1,575,986
Series 2006-C28, Class A2, 5.50%, 10/15/48	245	246,425
Series 2007-C33, Class A4, 5.92%, 2/15/51 (b)	570	668,736
Wells Fargo ReREMIC Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)	469	470,528
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.79%, 2/15/44 (a)	480	519,790

		34,110,075

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities – 0.5%
Commercial Mortgage Pass-Through Certificates, Series 2012-CR2, Class XA, 1.97%, 8/15/45 (b)	$ 1,125	$ 142,125
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, 2.29%, 11/15/45 (a)(b)	3,415	487,657

		629,782

Total Non-Agency Mortgage-Backed Securities – 34.7%		41,115,974

Taxable Municipal Bonds

Citizens Property Insurance Corp. RB, Series A3, 1.88%, 6/01/13 (b)	625	628,813
State of California GO:
5.10%, 8/01/14	105	109,543
3.95%, 11/01/15	175	189,385
State of California Various Purposes GO, 5.65%, 4/01/39	535	541,543

Total Taxable Municipal Bonds – 1.3%		1,469,284

U.S. Government Sponsored Agency Securities	Par (000)	Value

Collateralized Mortgage Obligations – 2.1%
Freddie Mac:
Series 3986, Class M, 4.50%, 9/15/41	705	754,800
Series 3959, Class MA, 4.50%, 11/15/41	814	904,107
Ginnie Mae:
Series 2006-3, Class B, 5.09%, 1/16/37 (b)	250	262,564
Series 2006-68, Class B, 5.16%, 6/16/31 (b)	515	522,087

		2,443,558

Commercial Mortgage-Backed Securities – 0.4%
Freddie Mac Multi-Family Structured Pass-Through Certificates:
Series K003, Class A1, 2.23%, 7/25/13	96	96,058
Series K003, Class A2, 3.61%, 6/25/14	420	429,907

		525,965

Interest Only Collateralized Mortgage Obligations – 0.4%
Freddie Mac:
Series K021, Class X1, 1.51%, 6/25/22 (b)	2,209	245,574
Series K710, Class X1, 1.78%, 5/25/19 (b)	2,906	277,106

		522,680

Mortgage-Backed Securities – 7.6%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-1/01/28 (c)(f)	2,100	2,199,896
5.00%, 7/01/19-7/01/25 (c)	3,352	3,642,420

20	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012

Schedule of Investments (continued)	Series S Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
5.00%, 1/01/19-9/01/21 (c)	$ 1,532	$ 1,646,028
5.50%, 5/01/22 (c)	1,346	1,472,437

		8,960,781

Total U.S. Government Sponsored Agency Securities – 10.5%		12,452,984

Total Long-Term Investments Cost – $164,368,955) – 140.4%		166,176,391

Short-Term Securities	Shares

Dreyfus Treasury Prime, 0.00% (g)	3,987,990	3,987,990

Total Short-Term Securities (Cost – $3,987,990) – 3.4%		3,987,990

Options Purchased	Value

(Cost – $154,212) – 0.1%	$ 106,375

Total Investments Before Options Written (Cost – $168,511,157*) – 143.9%	170,270,756

Options Written

(Premiums Received – $ 128,050) – (0.1)%	(84,370)

Total Investments Net of Options Written – 143.8%	170,186,386
Liabilities in Excess of Other Assets – (43.8)%	(51,819,201)

Net Assets – 100.0%	$118,367,185

Notes to Schedule of Investments

*	As of December 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$168,511,864

Gross unrealized appreciation	$2,200,126
Gross unrealized depreciation	(441,234)

Net unrealized appreciation	$1,758,892

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d)	Convertible security.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation

Goldman Sachs Group, Inc.	$522,813	$781

(g)	Represents the current yield as of report date.
—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

—	Reverse repurchase agreements outstanding as of December 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

UBS AG	0.35%	7/20/12	Open	$ 278,600	$ 279,050
UBS AG	0.35%	7/20/12	Open	1,295,400	1,297,491
Barclays Plc	0.35%	7/25/12	Open	486,317	487,078
Barclays Plc	0.35%	7/25/12	Open	677,160	678,220
Barclays Plc	0.35%	7/25/12	Open	696,968	698,058
Barclays Plc	0.35%	7/25/12	Open	916,441	917,876
UBS AG	0.34%	7/25/12	Open	1,522,425	1,524,740
Barclays Plc	0.35%	7/27/12	Open	99,250	99,403
Barclays Plc	0.35%	7/27/12	Open	277,675	278,104
Barclays Plc	0.35%	7/27/12	Open	341,688	342,216

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012
21

Schedule of Investments (continued)	Series S Portfolio (Percentages shown are based on Net Assets)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Barclays Plc	0.35%	7/27/12	Open	$1,314,000	$1,316,031
UBS AG	0.32%	7/30/12	Open	425,250	425,836
UBS AG	0.35%	8/02/12	Open	289,100	289,505
UBS AG	0.33%	8/02/12	Open	597,400	598,289
Barclays Plc	0.35%	9/19/12	Open	1,631,719	1,633,384
Morgan Stanley	0.38%	12/11/12	1/14/13	6,473,609	6,475,843
Deutsche Bank AG	0.45%	12/12/12	Open	1,157,287	1,157,591
BNP Paribas SA	0.35%	12/13/12	Open	801,850	802,006
Credit Suisse Group AG	0.37%	12/13/12	Open	571,500	571,617
Credit Suisse Group AG	0.37%	12/17/12	Open	157,125	157,149
Credit Suisse Group AG	0.37%	12/17/12	Open	177,138	177,165
Credit Suisse Group AG	0.37%	12/17/12	Open	252,844	252,883
Credit Suisse Group AG	0.37%	12/17/12	Open	266,175	266,216
Credit Suisse Group AG	0.37%	12/17/12	Open	281,875	281,918
Credit Suisse Group AG	0.37%	12/17/12	Open	293,760	293,805
Credit Suisse Group AG	0.37%	12/17/12	Open	329,875	329,926
Credit Suisse Group AG	0.37%	12/17/12	Open	335,700	335,752
Credit Suisse Group AG	0.37%	12/17/12	Open	364,325	364,381
Credit Suisse Group AG	0.37%	12/17/12	Open	384,519	384,578
Credit Suisse Group AG	0.37%	12/17/12	Open	421,225	421,290
Credit Suisse Group AG	0.37%	12/17/12	Open	434,838	434,905
Credit Suisse Group AG	0.37%	12/17/12	Open	441,025	441,093
Credit Suisse Group AG	0.37%	12/17/12	Open	458,375	458,446
Credit Suisse Group AG	0.37%	12/17/12	Open	481,950	482,024
Credit Suisse Group AG	0.37%	12/17/12	Open	488,000	488,075
Credit Suisse Group AG	0.37%	12/17/12	Open	501,075	501,152
Credit Suisse Group AG	0.37%	12/17/12	Open	511,500	511,579
Credit Suisse Group AG	0.37%	12/17/12	Open	522,675	522,756
Credit Suisse Group AG	0.37%	12/17/12	Open	527,438	527,519
Credit Suisse Group AG	0.37%	12/17/12	Open	562,713	562,799
Credit Suisse Group AG	0.37%	12/17/12	Open	564,925	565,012
Credit Suisse Group AG	0.37%	12/17/12	Open	594,320	594,412
Credit Suisse Group AG	0.37%	12/17/12	Open	607,750	607,844
Credit Suisse Group AG	0.37%	12/17/12	Open	635,500	635,598
Credit Suisse Group AG	0.37%	12/17/12	Open	645,150	645,249
Credit Suisse Group AG	0.37%	12/17/12	Open	651,606	651,707
Credit Suisse Group AG	0.37%	12/17/12	Open	652,462	652,563
Credit Suisse Group AG	0.37%	12/17/12	Open	655,987	656,089
Credit Suisse Group AG	0.37%	12/17/12	Open	659,312	659,414
Credit Suisse Group AG	0.37%	12/17/12	Open	664,987	665,090
Credit Suisse Group AG	0.37%	12/17/12	Open	700,800	700,908
Credit Suisse Group AG	0.37%	12/17/12	Open	715,700	715,810
Credit Suisse Group AG	0.37%	12/17/12	Open	735,350	735,463
Credit Suisse Group AG	0.37%	12/17/12	Open	812,025	812,150
Credit Suisse Group AG	0.37%	12/17/12	Open	846,813	846,943
Credit Suisse Group AG	0.37%	12/17/12	Open	1,006,688	1,006,843
Credit Suisse Group AG	0.37%	12/17/12	Open	1,015,050	1,015,206
Credit Suisse Group AG	0.37%	12/17/12	Open	1,026,412	1,026,571
Credit Suisse Group AG	0.37%	12/17/12	Open	1,194,375	1,194,559
Credit Suisse Group AG	0.37%	12/17/12	Open	1,212,850	1,213,037
Credit Suisse Group AG	0.37%	12/17/12	Open	1,218,187	1,218,375
Credit Suisse Group AG	0.37%	12/17/12	Open	1,276,350	1,276,549

22	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012

Schedule of Investments (continued)	Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

Credit Suisse Group AG	0.37%	12/17/12	Open	$ 1,377,250	$ 1,377,462
Credit Suisse Group AG	0.37%	12/17/12	Open	1,970,437	1,970,741
Credit Suisse Group AG	0.39%	12/20/12	1/14/13	1,623,000	1,623,440

Total				$51,111,075	$51,134,784

1 Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Financial futures contracts as of December 31, 2012 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)

100	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2013	$ 22,046,875	$ 9,440
(219)	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2013	$(27,246,680)	10,943
(27)	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2013	$ (3,585,094)	(4,143)

Total					$16,240

—	Over-the-counter interest rate swaptions purchased as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value

5-Year Interest Rate Swap	Citigroup, Inc.	Call	1.16%	Receive	3-month LIBOR	7/11/13	$6,500	$ 74,389
5-Year Interest Rate Swap	Citigroup, Inc.	Put	1.16%	Pay	3-month LIBOR	7/01/13	$6,500	31,986

Total								$106,375

—	Over-the-counter interest rate swaptions written as of December 31, 2012 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value

5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.00%	Pay	3-month LIBOR	7/11/14	$6,500	$(33,712)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.00%	Receive	3-month LIBOR	7/11/14	$6,500	(50,658)

Total								$(84,370)

—	Credit default swaps - buy protection outstanding as of December 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	$ 350	$(10,908)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	9/20/17	$ 700	(22,361)
National Australia Bank Ltd.	1.00%	Deutsche Bank AG	9/20/17	$ 700	(19,912)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	$ 350	(10,904)

Total					$(64,085)

—	Interest rate swaps outstanding as of December 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

0.43%[1]	3-month LIBOR	Credit Suisse Group AG	8/03/14	$4,000	$ (8,213)
0.43%[1]	3-month LIBOR	Deutsche Bank AG	8/03/14	$4,000	(8,612)
0.39%[1]	3-month LIBOR	Deutsche Bank AG	10/11/14	$7,700	(2,291)

Total					$(19,116)

[1]	Fund pays the fixed rate and receives the floating rate.

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012
23

Schedule of Investments (continued)	Series S Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$ 17,556,739	$ 1,642,426	$ 19,199,165
Capital Trusts	–	240,000	–	240,000
Corporate Bonds	–	88,689,178	2,152,555	90,841,733
Foreign Agency Obligations	–	857,251	–	857,251
Non-Agency Mortgage-Backed Securities	–	40,454,981	660,993	41,115,974
Taxable Municipal Bonds	–	1,469,284	–	1,469,284
U.S. Government Sponsored Agency Securities	–	12,452,984	–	12,452,984
Short-Term Securities	$ 3,987,990	–	–	3,987,990
Options Purchased:
Interest Rate Contracts	–	106,375	–	106,375

Total	$ 3,987,990	$161,826,792	$ 4,455,974	$170,270,756

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$ 20,383	–	–	$ 20,383
Liabilities:
Credit contracts	–	$ (64,085)	–	(64,085)
Interest rate contracts	(4,143)	(103,486)	–	(107,629)

Total	$ 16,240	$ (167,571)	–	$ (151,331)

[1]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

24	BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012

Schedule of Investments (concluded)	Series S Portfolio

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of December 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged as collateral for financial futures contracts	$ 131,000	–	–	$ 131,000
Liabilities:
Bank overdraft	–	$ (35,346)	–	(35,346)
Reverse repurchase agreements	–	(51,111,075)	–	(51,111,075)

Total	$ 131,000	$ (51,146,421)	–	$ (51,015,421)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total

Assets:
Opening Balance, as of March 31, 2012	$ 1,166,395	–	–	$ 1,166,395
Transfers into Level 3[2]	–	–	–	–
Transfers out of Level 3[2]	(1,166,395)	–	–	(1,166,395)
Accrued discounts/premiums	269	$ (3,691)	$ 2	(3,420)
Net realized gain (loss)	–	–	2	2
Net change in unrealized appreciation/depreciation[3]	22	(22,392)	1,420	(20,950)
Purchases	1,642,135	2,178,638	665,281	4,486,054
Sales	–	–	(5,712)	(5,712)

Closing Balance, as of December 31, 2012	$ 1,642,426	$ 2,152,555	$ 660,993	$ 4,455,974

2 Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

3 The change in unrealized appreciation/depreciation on investments still held as of December 31, 2012 was $(20,950).

BLACKROCK BOND ALLOCATION TARGET SHARES	DECEMBER 31, 2012
25

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Bond Allocation Target Shares

Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Bond Allocation Target Shares

Date: February 22, 2013

By:	/s/ Neal J. Andrews Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Bond Allocation Target Shares

Date: February 22, 2013